UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5396

CREDIT SUISSE MID-CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse Mid-Cap Growth Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (92.7%)
Auto Components (1.1%)
Autoliv, Inc.	104,400	$4,394,196

Biotechnology (2.1%)
Charles River Laboratories International, Inc.*	93,200	4,200,524
Genzyme Corp.*	80,200	4,112,656
		8,313,180

Chemicals (1.2%)
Monsanto Co.	129,500	4,695,670

Commercial Services & Supplies (9.1%)
Aramark Corp. Class B	147,200	3,947,904
Certegy, Inc.	137,700	5,220,207
Corinthian Colleges, Inc.*	149,400	2,796,768
Corporate Executive Board Co.§	86,500	4,904,550
Education Management Corp.*	201,600	5,596,416
Fiserv, Inc.*	181,500	6,218,190
Monster Worldwide, Inc.*§	335,700	7,415,613
		36,099,648

Communications Equipment (5.2%)
ADC Telecommunications, Inc.*§	2,289,228	5,494,147
Avaya, Inc.*§	571,200	8,368,080
Polycom, Inc.*	188,300	3,630,424
Scientific-Atlanta, Inc.	100,200	3,081,150
		20,573,801

Containers & Packaging (2.8%)
Ball Corp.	82,400	5,947,632
Pactiv Corp.*	218,700	5,156,946
		11,104,578

Diversified Financials (4.4%)
Chicago Merchantile Exchange§	40,500	5,082,750
E*TRADE Financial Corp.*	526,700	5,830,569
eSPEED, Inc. Class A*	231,700	2,495,409
Legg Mason, Inc.	51,600	4,052,664
		17,461,392

Electronic Equipment & Instruments (1.0%)
Symbol Technologies, Inc.	299,800	3,924,382

Energy Equipment & Services (5.1%)
BJ Services Co.*	112,200	5,571,852
ENSCO International, Inc.§	137,500	4,140,125
National-Oilwell, Inc.*§	156,300	5,228,235
Smith International, Inc.*	93,300	5,437,524
		20,377,736

Food & Drug Retailing (1.0%)
Whole Foods Market, Inc.§	51,300	4,223,016

Healthcare Equipment & Supplies (1.1%)
Fisher Scientific International, Inc.*§	77,100	4,487,220

	Number of Shares	Value
Healthcare Providers & Services (10.6%)
Accredo Health, Inc.*	167,300	5,420,520
AMERIGROUP Corp.*	108,700	5,213,252
Anthem, Inc.*§	60,200	4,964,694
Caremark Rx, Inc.*	99,300	3,028,650
Community Health Systems, Inc.*	158,800	3,908,068
Coventry Health Care, Inc.*	67,500	3,449,925
Omnicare, Inc.	108,900	3,078,603
PacifiCare Health Systems, Inc.*§	161,000	4,921,770
Quest Diagnostics, Inc.§	48,900	4,013,712
VCA Antech, Inc.*	102,000	4,287,060
		42,286,254

Hotels, Restaurants & Leisure (2.4%)
Starbucks Corp.*	133,200	6,255,072
Yum! Brands, Inc.	84,900	3,259,311
		9,514,383

Insurance (5.0%)
Ambac Financial Group, Inc.	125,050	8,892,306
Fidelity National Financial, Inc.	117,600	4,263,000
Radian Group, Inc.	145,100	6,677,502
		19,832,808

Internet Software & Services (4.7%)
Ask Jeeves, Inc.*§	158,200	4,600,456
Check Point Software Technologies, Ltd.*	219,700	4,369,833
Openwave Systems, Inc.*§	486,366	5,529,981
VeriSign, Inc.*	238,900	4,183,139
		18,683,409

Media (9.4%)
E.W. Scripps Co. Class A	68,900	7,056,738
Getty Images, Inc.*	113,400	6,193,908
Lamar Advertising Co.*	243,200	9,779,072
Netflix, Inc.*§	169,600	3,476,800
Radio One, Inc. Class A*	234,300	3,619,935
Univision Communications, Inc. Class A*	137,700	3,989,169
Westwood One, Inc.*	147,000	3,498,600
		37,614,222

Multiline Retail (1.6%)
Dollar Tree Stores, Inc.*	234,300	6,305,013

Oil & Gas (4.7%)
Newfield Exploration Co.*	74,400	4,394,808
Pioneer Natural Resources Co.	133,200	4,801,860
Pogo Producing Co.	97,000	4,304,860
XTO Energy, Inc.	178,400	5,334,160
		18,835,688

Pharmaceuticals (4.8%)
Allergan, Inc.	27,300	2,064,972
Angiotech Pharmaceuticals, Inc.*	247,000	4,352,140
Mannkind Corp.*	44,200	625,430
Sepracor, Inc.*§	181,900	8,361,943
Watson Pharmaceuticals, Inc.*	150,400	3,791,584
		19,196,069

	Number of Shares	Value
Road & Rail (0.7%)
C.H. Robinson Worldwide, Inc.	66,300	2,899,299

Semiconductor Equipment & Products (6.2%)
Cymer, Inc.*	107,900	3,090,256
Integrated Circuit Systems, Inc.*§	230,700	5,518,344
KLA-Tencor Corp.*	51,300	2,114,073
Lam Research Corp.*	85,700	2,043,945
National Semiconductor Corp.*	218,800	3,752,420
Novellus Systems, Inc.*	76,000	2,052,000
Tessera Technologies, Inc.*	345,200	6,006,480
		24,577,518

Software (4.1%)
Activision, Inc.*	349,600	5,121,640
Adobe Systems, Inc.	72,000	3,036,960
Hyperion Solutions Corp.*	102,100	4,188,142
Quest Software, Inc.*	329,300	3,971,358
		16,318,100

Specialty Retail (1.3%)
Staples, Inc.	174,100	5,028,008

Textiles & Apparel (1.5%)
Coach, Inc.*	140,500	6,011,995

Wireless Telecommunication Services (1.6%)
Nextel Partners, Inc. Class A*§	387,800	6,231,946

TOTAL COMMON STOCKS (Cost $343,266,712)		368,989,531

PREFERRED STOCK (0.0%)
Telecommunications (0.0%)
Celletra, Ltd. Series C*†† (Cost $7,000,000)	1,102,524	0

SHORT-TERM INVESTMENT (13.7%)
State Street Navigator Prime Fund§§ (Cost $54,454,434)	54,454,434	54,454,434

	Par (000)
SHORT-TERM INVESTMENT (5.7%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $22,639,000)	$22,639	22,639,000

TOTAL INVESTMENTS AT VALUE (112.1%) (Cost $427,360,146)		446,082,965

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.1%)		(48,263,291)

NET ASSETS (100.0%)		$397,819,674

*                 Non-income producing security.

††            Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of July 31, 2004, value per share of such security and percentage of net assets that the security represents. The final column represents the distributions received from each investment. The Portfolio does not have the right to demand that such securities be registered.

Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value Per Share	Percentage of Net Asset Value	Distributions Received
Celletra, Ltd.	1,102,524	4/5/2000	$7,000,000	$0	$0.00	0.00%	$0

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $427,360,146, $47,644,092, $(28,921,273) and $18,722,819, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP GROWTH FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004